OTHER FINANCIAL DATA - PROPERTY, PLANT, AND EQUIPMENT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 357	$ 368	$ 341
San Diego Gas and Electric Company and Subsidiary [Member]
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	153	187	173
Southern California Gas Company [Member]
Capital Expenditures Incurred But Not Yet Paid [Line Items]
Capital Expenditures Incurred but Not yet Paid	$ 115	$ 97	$ 103